UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2010. The net asset value (NAV) at that date was $31.53 per share.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2010
Cohen & Steers Institutional Realty Shares	4.57%
FTSE NAREIT Equity REIT Index[a]	5.56%
S&P 500 Index[a]	–6.65%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our Web site at cohenandsteers.com.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. These recharacterizations could result in the Fund paying distributions in excess of its investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets.

Investment Review

U.S. real estate stocks made gains across virtually all sectors in the first six months of 2010. The group began to rise in February as fourth-quarter 2009 earnings generally met expectations and indicated stabilization in occupancies and rents. REITs gave back some ground when risk factors, such as Europe's sovereign debt crisis, weighed on capital markets. They nonetheless outperformed the broad U.S. equity market by a wide margin for the period; the FTSE NAREIT Equity REIT Index had a total return of +5.6% for the year through June 30, compared with –6.7% for the S&P 500 Index.

a  The FTSE NAREIT Equity REIT Index is an unmanaged, market-capitalization-weighted index of all publicly traded REITs that invest predominantly in the equity ownership of real estate. The index is designed to reflect the performance of all publicly traded equity REITs as a whole. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

The apartment sector (which had a total return of +16.3% for the period)b benefited from improved pricing power due to growth in employment that encouraged household formation, which subsequently led to demand for apartment units. The hotel sector (+10.8%) was another top performer. Revenue per available room began to grow again and signaled that a sustainable recovery might be at hand.

Regional malls (+6.0%) also outperformed, led by highly leveraged companies that recapitalized. Shopping centers (+3.2%), which tend to have more stable anchor tenants such as grocery stores, lagged in the cyclical recovery.

The office sector (+0.8%) had mixed performance. Offices in major city centers have seen a trough in occupancies and fewer rent concessions, and in certain cases have even started to raise rents. Companies in suburban markets generally struggled, primarily due to lack of demand from tenants. The industrial sector (–13.8%) was the only sector to end the period in negative territory. ProLogis, the largest weight in the sector, had disappointing earnings and was pressured by concerns over its exposure to Europe.

Acquisition activity picked up

There was an increase in earnings-accretive acquisition announcements, a development we have been expecting. Some are occurring in less traditional sectors, such as data centers, where public owners have a cost-of-capital advantage. Realty Income, an owner of retail and other assets, purchased $270 million of winery and vineyard properties under long-term, triple-net lease agreements that are likely to improve earnings growth.

Ventas, a REIT that operates senior housing and health care properties, acquired a portfolio of 95 medical office buildings and ambulatory facilities at a price between $300 million and $400 million. The transaction gave Ventas a 100% interest in some of the properties and joint venture interests in the others, which could result in significant value creation. The deal also highlights how joint ventures are becoming an attractive source of acquisition opportunities, as partners buy each other out at reasonable prices.

After a few quiet months, the initial public offering (IPO) market for REITs picked up again in June. Los Angeles-based Hudson Pacific sold 12.8 million shares priced at $17. The company owns a $500 million pool of well-located office and media assets, principally in Southern California.

b  Sector returns as measured by the FTSE NAREIT Equity REIT Index.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

Fund performance

The Fund had a positive total return in the period but underperformed its benchmark. Factors that detracted from relative performance included our stock selection in the regional mall and health care sectors. Within the health care sector, our out-of-index allocation to Brookdale Senior Living declined. Unlike more traditional net lease health care companies, Brookdale's underlying fundamentals are more dependent on a healthy economy—specifically, strong employment and a stable housing market. Brookdale was also affected by a large equity offering by existing shareholders.

Our overweight in the industrial sector, most specifically ProLogis, also hampered performance. The stock declined in part due to concerns over its European property exposure. That notwithstanding, we believe the company is attractive and is experiencing positive momentum in Europe, where its build-to-suit activity is still strong.

Factors that boosted performance included our stock selection and underweight in the office sector, where we focused on owners of urban properties, and our overweight and stock selection in the hotel and apartment sectors. With respect to the apartment sector, our strong overweight in BRE Properties was particularly beneficial; measured by relative performance, the company was one of the period's top-performing residential REITs.

Investment Outlook

We expect the economy and jobs picture to improve through the rest of 2010, although the potential magnitude of the recovery is unclear. There will likely be statistical aberrations, both high and low, with respect to employment and other critical data. Nonetheless, we believe the cyclical upturn will continue, albeit at a more moderate pace. Even modest economic growth should allow for single-digit earnings growth among REITs, with even higher rates of dividend growth as REIT payout ratios move up from historically low levels.

The trend of companies making purchases that are accretive to earnings and net asset value could gain further momentum, in our view. At the same time, we have been witnessing a recovery in fundamentals in certain sectors. Combined with what we believe will be low single-digit U.S. GDP growth in 2010, the onset of the acquisition and fundamental-recovery stages for REITs should be a positive long-term development.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	JON CHEIGH

Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2010

	1 Year	5 Years	10 Years	Since Inception[a]
Fund	54.68%	1.68%	10.91%	11.72%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The gross and net expense ratios, respectively, were 0.77% and 0.75% as disclosed in the May 1, 2010 prospectus. The manager has contractually agreed to reimburse the Fund so that its annual operating expenses do not exceed 0.75%. This commitment will remain in place for the life of the Fund.

a  Inception date of February 14, 2000.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 – June 30, 2010.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period[a] January 1, 2010– June 30, 2010
Actual (4.57% return)	$1,000.00	$1,045.70	$3.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.08	$3.76

a  Expenses are equal to the Fund's annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses that were assumed by the manager, the annualized expense ratio would have been 0.77%.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

JUNE 30, 2010

Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
Simon Property Group	$106,062,541	9.5%
Public Storage	55,957,089	5.0
Equity Residential	49,344,358	4.4
Vornado Realty Trust	48,982,059	4.4
Boston Properties	46,455,966	4.2
Kimco Realty Corp.	35,367,924	3.2
HCP	32,571,661	2.9
Host Hotels & Resorts	30,048,632	2.7
AvalonBay Communities	28,903,244	2.6
Nationwide Health Properties	28,011,523	2.5

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

		Number of Shares	Value
COMMON STOCK	96.9%
FINANCIAL—BANK	0.4%
SJB Escrow Corp., Class A, 144Aa,b,c,d		213,700	$4,274,000
REAL ESTATE	96.5%
DIVERSIFIED	8.9%
Alexander's		24,756	7,499,087
Cousins Properties		1,093,680	7,371,403
Duke Realty Corp.		2,024,313	22,975,953
Forest City Enterprises[c]		1,148,425	13,000,171
Vornado Realty Trust		671,447	48,982,059
			99,828,673
HEALTH CARE	11.5%
Brookdale Senior Living[c]		797,807	11,967,105
HCP		1,009,974	32,571,661
Health Care REIT		419,568	17,672,204
Nationwide Health Properties		783,101	28,011,523
Senior Housing Properties Trust		573,015	11,523,332
Ventas		580,529	27,255,837
			129,001,662
HOTEL	6.4%
Hersha Hospitality Trust		2,257,413	10,203,507
Hospitality Properties Trust		689,086	14,539,715
Host Hotels & Resorts		2,229,127	30,048,632
Hyatt Hotels Corp.[c]		215,125	7,978,986
Strategic Hotels & Resorts[c]		1,138,279	4,997,045
Sunstone Hotel Investors[c]		337,540	3,351,772
			71,119,657
INDUSTRIAL	4.5%
AMB Property Corp.		201,341	4,773,795
EastGroup Properties		487,430	17,342,760
ProLogis		2,737,385	27,729,710
			49,846,265

See accompanying notes to financial statements.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
OFFICE	12.5%
BioMed Realty Trust		922,553	$14,843,878
Boston Properties		651,191	46,455,966
Brookfield Properties Corp. (Canada)		497,695	6,987,638
Douglas Emmett		755,736	10,746,566
Hudson Pacific Properties[c]		279,815	4,826,809
Kilroy Realty Corp.		178,999	5,321,640
Liberty Property Trust		723,076	20,860,742
Mack-Cali Realty Corp.		223,893	6,656,339
SL Green Realty Corp.		413,937	22,783,092
			139,482,670
OFFICE/INDUSTRIAL	1.5%
PS Business Parks		300,791	16,778,122
RESIDENTIAL	18.0%
APARTMENT	16.5%
Apartment Investment & Management Co.		1,071,716	20,759,139
AvalonBay Communities		309,556	28,903,244
BRE Properties		553,603	20,444,559
Colonial Properties Trust		415,229	6,033,277
Education Realty Trust		599,578	3,615,455
Equity Residential		1,185,023	49,344,358
Essex Property Trust		138,415	13,500,999
Home Properties		288,970	13,023,878
Post Properties		457,881	10,407,635
UDR		971,503	18,584,852
			184,617,396
MANUFACTURED HOME	1.5%
Equity Lifestyle Properties		350,857	16,921,833
TOTAL RESIDENTIAL			201,539,229

See accompanying notes to financial statements.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
SELF STORAGE	5.7%
Public Storage		636,527	$55,957,089
Sovran Self Storage		231,687	7,976,983
			63,934,072
SHOPPING CENTER	22.9%
COMMUNITY CENTER	11.1%
Developers Diversified Realty Corp.		2,532,997	25,076,670
Federal Realty Investment Trust		149,056	10,474,165
Inland Real Estate Corp.		307,331	2,434,062
Kimco Realty Corp.		2,631,542	35,367,924
Regency Centers Corp.		676,320	23,265,408
Tanger Factory Outlet Centers		159,138	6,585,130
Weingarten Realty Investors		1,092,555	20,813,173
			124,016,532
REGIONAL MALL	11.8%
Macerich Co.		708,240	26,431,517
Simon Property Group		1,313,468	106,062,541
			132,494,058
TOTAL SHOPPING CENTER			256,510,590
SPECIALTY	4.6%
Digital Realty Trust		450,528	25,986,455
Plum Creek Timber Co.		310,348	10,716,316
Rayonier		320,334	14,101,103
			50,803,874
TOTAL REAL ESTATE			1,078,844,814
TOTAL COMMON STOCK (Identified cost—$864,801,037)			1,083,118,814

See accompanying notes to financial statements.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2010 (Unaudited)

		Number of Shares	Value
SHORT-TERM INVESTMENTS	3.0%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.04%[e]		16,700,501	$16,700,501
State Street Institutional Liquid Reserves Fund, 0.21%[e]		16,702,722	16,702,722
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$33,403,223)			33,403,223
TOTAL INVESTMENTS (Identified cost—$898,204,260)	99.9%		$1,116,522,037
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1%		1,491,404
NET ASSETS (Equivalent to $31.53 per share based on 35,460,797 shares of common stock outstanding)	100.0%		$1,118,013,441

Glossary of Portfolio Abbreviation

REIT  Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

a  Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.4% of net assets of the Fund.

b  Illiquid security. Aggregate holdings equal 0.4% of net assets of the Fund.

c  Non-income producing security.

d  Fair valued security. This security has been valued at its fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair valued securities represent 0.4% of the net assets of the Fund.

e  Rate quoted represents the seven day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$898,204,260)	$1,116,522,037
Cash	82,907
Receivable for:
Investment securities sold	12,911,502
Fund shares sold	2,836,959
Dividends and interest	2,701,696
Other assets	4,371
Total Assets	1,135,059,472
LIABILITIES:
Payable for:
Investment securities purchased	10,872,319
Fund shares redeemed	3,956,791
Dividends declared	1,479,224
Manager fees	685,548
Directors' fees	31,077
Other liabilities	21,072
Total Liabilities	17,046,031
NET ASSETS applicable to 35,460,797 shares of $0.001 par value of common stock outstanding	$1,118,013,441
NET ASSET VALUE PER SHARE: ($1,118,013,441 ÷ 35,460,797 shares outstanding)	$31.53
NET ASSETS consist of:
Paid-in-capital	$1,028,149,686
Dividends in excess of net investment income	(3,816,596)
Accumulated net realized loss	(124,637,426)
Net unrealized appreciation	218,317,777
$1,118,013,441

See accompanying notes to financial statements.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividend income (net of $22,687 of foreign withholding tax)	$12,715,355
Expenses:
Management fees	4,063,821
Directors' fees and expenses	54,993
Registration and filing fees	29,965
Line of credit fees	26,530
Dues and subscriptions	9,114
Total Expenses	4,184,423
Reduction of Expenses (See Note 2)	(120,602)
Net Expenses	4,063,821
Net Investment Income	8,651,534
Net Realized and Unrealized Gain:
Net realized gain	51,193,950
Net change in unrealized appreciation on investments	(16,295,417)
Net realized and unrealized gain	34,898,533
Net Increase in Net Assets Resulting from Operations	$43,550,067

See accompanying notes to financial statements.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2010	For the Year Ended December 31, 2009
Change in Net Assets:
From Operations:
Net investment income	$8,651,534	$18,814,491
Net realized gain (loss)	51,193,950	(8,454,186)
Net change in unrealized appreciation (depreciation)	(16,295,417)	237,072,362
Net increase in net assets resulting from operations	43,550,067	247,432,667
Dividends and Distributions to Shareholders from:
Net investment income	(14,116,481)	(19,134,630)
Tax return of capital	—	(9,672,668)
Total dividends and distributions to shareholders	(14,116,481)	(28,807,298)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	113,756,843	151,340,092
Total increase in net assets	143,190,429	369,965,461
Net Assets:
Beginning of period	974,823,012	604,857,551
End of period[a]	$1,118,013,441	$974,823,012

a  Includes dividends in excess of net investment income and undistributed net investment income of $3,816,596 and $1,648,351, respectively.

See accompanying notes to financial statements.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended	For the Year ended December 31,
Per Share Operating Performance:	June 30, 2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$30.53	$24.05	$38.30	$56.49	$45.56	$45.47
Income from investment operations:
Net investment income	0.25	0.66	0.83	0.94 [a]	0.70	0.81
Net realized and unrealized gain (loss)	1.16	6.81	(13.69)	(11.36)	15.87	5.77
Total income (loss) from investment operations	1.41	7.47	(12.86)	(10.42)	16.57	6.58
Less dividends and distributions to shareholders from:
Net investment income	(0.41)	(0.66)	(0.88)	(0.84)	(0.70)	(0.81)
Net realized gain	—	—	—	(6.93)	(4.59)	(5.36)
Tax return of capital	—	(0.33)	(0.51)	—	(0.35)	(0.32)
Total dividends and distributions to shareholders	(0.41)	(0.99)	(1.39)	(7.77)	(5.64)	(6.49)
Net increase (decrease) in net asset value	1.00	6.48	(14.25)	(18.19)	10.93	0.09
Net asset value, end of period	$31.53	$30.53	$24.05	$38.30	$56.49	$45.56
Total investment return	4.57%[b]	32.73%	–34.42%	–18.72%	37.15%	14.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,118.0	$974.8	$604.9	$961.3	$1,342.2	$1,012.1
Ratio of expenses to average daily net assets (before expense reduction)	0.77%[c]	0.77%	0.77%	0.76%	0.77%	0.76%
Ratio of expenses to average daily net assets (net of expense reduction)	0.75%[c]	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average daily net assets (before expense reduction)	1.57%[c]	2.76%	2.29%	1.54%	1.26%	1.65%
Ratio of net investment income to average daily net assets (net of expense reduction)	1.60%[c]	2.79%	2.30%	1.55%	1.28%	1.67%
Portfolio turnover rate	55%[b]	119%	106%	63%	46%	34%

a  12.7% of net investment income was attributable to a special dividend paid by Boston Properties, Inc.

b  Not annualized.

c  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Institutional Realty Shares, Inc. (the Fund) was incorporated under the laws of the State of Maryland on October 13, 1999 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The Fund's investment objective is total return.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock— Financial—Bank	$4,274,000	$—	$—	$4,274,000
Common Stock—Real Estate	1,078,844,814	1,078,844,814	—	—
Money Market Funds	33,403,223	—	33,403,223	—
Total Investments	$1,116,522,037	$1,078,844,814	$33,403,223	$4,274,000

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$0
Purchases	4,274,000
Balance as of June 30, 2010	$4,274,000

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date. The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase to realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash.

Distributions paid by the Fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2010, the manager considers it likely that a portion of the dividends will be reclassified to return of capital upon the final determination of the Fund's taxable income for the year.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

in non-U.S. jurisdictions where it trades for all open tax years and has concluded that as of June 30, 2010, no provisions for income tax would be required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Management Fees and Other Transactions with Affiliates

Management Fees: The manager serves as the Fund's investment manager pursuant to an investment management agreement (the management agreement). Under the terms of the management agreement, the manager provides the Fund with the day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Fund's Board of Directors. For the services provided to the Fund, the manager receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund.

The manager is also responsible, under the management agreement, for the performance of certain administrative functions for the Fund. Additionally, the manager pays certain expenses of the Fund, including administration and custody fees, transfer agent fees, professional fees, and reports to shareholders.

The manager has contractually agreed to reimburse the Fund so that its total annual operating expenses do not exceed 0.75% of the average daily net assets. This commitment will remain in place for the life of the Fund.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers, and/or employees of the manager. The Fund does not pay compensation to any affiliated directors and officers.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2010, totaled $697,530,470 and $571,983,807 respectively.

Note 4. Income Tax Information

As of June 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$229,736,142
Gross unrealized depreciation	(11,418,365)
Net unrealized appreciation	$218,317,777
Cost for federal income tax purposes	$898,204,260

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

As of December 31, 2009, the Fund had a net capital loss carryforward of $122,314,591, of which $103,960,225 will expire on December 31, 2016 and $18,354,366 will expire on December 31, 2017. These carryforwards may be used to offset future capital gains to the extent provided by regulations.

Note 5. Capital Stock

The Fund is authorized to issue 100 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2010		For the Year Ended December 31, 2009
	Shares	Amount	Shares	Amount
Sold	7,936,880	$259,287,993	13,659,756	$314,654,011
Issued as reinvestment of dividends and distributions	349,485	11,320,285	1,074,798	23,970,450
Redeemed	(4,752,332)	(156,851,435)	(7,960,340)	(187,284,369)
Net increase	3,534,033	$113,756,843	6,774,214	$151,340,092

Note 6. Borrowings

The Fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 28, 2011. The Fund pays a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2010, the Fund did not borrow under the credit agreement.

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment management agreement (the "Management Agreement"), or interested persons of any such party ("Independent Directors"), has the responsibility under the 1940 Act to approve the Fund's Management Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a meeting held in person on June 22-23, 2010, the Management Agreement was discussed and was unanimously continued for a term ending June 30, 2011 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Management Agreement, the Board of Directors reviewed materials provided by the Fund's investment manager (the "Investment Manager") and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds ("Peer Funds"), and performance comparisons to a larger category universe, prepared by an independent data provider; summary information prepared by the Investment Manager; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment management personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Manager throughout the year at meetings of the Board of Directors, including

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services provided by the Investment Manager: The Board of Directors reviewed the services that the Investment Manager provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Manager to its other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Manager's personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Manager's ability to attract qualified and experienced personnel. The Board of Directors then considered the administrative services provided by the Investment Manager, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Manager are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Manager: The Board of Directors considered the investment performance of the Fund compared to Peer Funds and compared to a relevant benchmark. The Board of Directors noted that the Fund outperformed its benchmark and the medians of the Peer Funds for the one-, three, five and ten-year periods ended March 31, 2010, ranking in the second quintile for the one-year period and the first quintile the three-, five- and ten-year periods. The Board of Directors noted that the Fund had underperformed its benchmark and the medians of the Peer Funds for the year-to-date period ended March 31, 2010. The Board of Directors engaged in discussions with the Investment Manager regarding the contributors and detractors to the Fund's performance during the periods. The Board of Directors also considered information provided by the Investment Manager, including a narrative summary of factors affecting performance and the Investment Manager's performance in managing other real estate funds. The Board of Directors then determined that Fund performance, in light of all the considerations noted above, was satisfactory.

(iii) Cost of the services provided and profits realized by the Investment Manager from the relationship with the Fund: Next, the Board of Directors considered the management fees payable by the Fund as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that the Fund's actual and contractual management fees were lower than the Peer Funds' medians, ranking the Fund in the second quintile. The Board of Directors further noted that the Fund's overall total expense ratio was lower than the Peer Funds' median, ranking the Fund in the second quintile. The Board of Directors also considered that the Investment Manager charges a unitary fee over the life of the Fund, causing the Investment Manager to reimburse expenses to limit total

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

expenses. In light of the considerations above, the Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Fund. The Board of Directors considered the level of the Investment Manager's profits and whether the profits were reasonable for the Investment Manager. The Board of Directors took into consideration other benefits to be derived by the Investment Manager in connection with the Management Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Manager receives by allocating the Fund's brokerage transactions. The Board of Directors concluded that the profits realized by the Investment Manager from its relationship with the Fund were reasonable and consistent with fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the investment manager pays most of the regular operating costs of the Fund and reimburses the Fund for certain expenses to the extent that total expenses exceed the management fee rate. The Board of Directors determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services rendered and fees paid to those under other investment management contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Management Agreement to those under other investment management contracts of other investment advisers managing Peer Funds. The Board of Directors also considered the services rendered, fees paid and profitability under the Management Agreement to the Investment Manager's other fund advisory agreements, as well as the services rendered, fees paid and profitability under the Management Agreement to the Investment Manager's other advisory contracts with institutional and other clients with similar investment mandates, including subadvised mutual funds and proprietary funds. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Manager in developing and managing the Fund that the Investment Manager does not have with institutional and other clients. The Board of Directors determined that on a comparative basis the fees under the Management Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Management Agreement.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return and high current income and capital appreciation, investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

  *  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Jon Cheigh
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Manager

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Fund Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: CSRIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Institutional Realty Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

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COHEN & STEERS

INSTITUTIONAL REALTY SHARES

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

JUNE 30, 2010

CSIRXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer
(principal financial officer)

Date: September 3, 2010